25. CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2017
Capital Management And Financial Risk Tables
Review of capital
	At December 31	At December 31
(in thousands)	2017	2016

Net cash:
Cash and cash equivalents	$2,898	$11,838
Investments in debt instruments (note 9)	30,136	-
Debt obligations-current (note 16)	-	(276)
Net cash	$33,034	$11,562

Credit risk
	At December 31	At December 31
(in thousands)	2017	2016

Cash and cash equivalents	$2,898	$11,838
Trade and other receivables	3,819	2,403
Investments in debt instruments	30,136	-
Restricted cash and investments	9,712	2,314
	$46,565	$16,555

Maturities of financial liabilities
(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$4,588	$-
	$4,588	$-

Currency risk
	Dec.31’2017	Sensitivity
	Foreign	Foreign	Change in
	Exhange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)
Currency risk
Canadian dollar (“CAD”) weakens	1.2545	1.3800	$884
Canadian dollar (“CAD”) strengthens	1.2545	1.1291	$(884)

Price risk
	Change in	Change in
	net income	Comprehensive
(in thousands)	(loss)	income (loss)

Equity price risk
10% increase in equity prices	$800	$802
10% decrease in equity prices	(791)	(793)

Fair value of financial assets and financial liabilities
	Financial	Fair	December 31,	December 31,
	Instrument	Value	2017	2016
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category D		$2,898	$11,838
Trade and other receivables	Category D		3,819	2,403
Investments
Equity instruments (shares)	Category A	Level 1	2,238	1,228
Equity instruments (warrants)	Category A	Level 2	3,608	2,517
Equity instruments (shares)	Category B	Level 1	20	15
Debt instruments	Category A	Level 1	30,136	-
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category C		2,431	2,213
Credit facility pledged assets	Category C		7,174	-
Reclamation letter of credit collateral	Category C		107	101
			$52,431	$20,315

Financial Liabilities:
Account payable and accrued liabilities	Category E		4,588	4,141
Debt obligations	Category E		-	276
			$4,588	$4,417